Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue:
Option Revenue	$ 220,100					$ 220,100
Research and development	1,621,366	1,490,097	6,318,476	3,340,038	76,497,351	78,118,717
General and administrative	1,102,435	816,196	2,508,541	2,406,269	30,117,616	31,220,051
Depreciation	78,311	67,355	303,677	210,252	1,650,158	1,728,469
Loss on disposal of assets			3,097	9,686	513,345	513,345
Operating loss	(2,582,012)	(2,373,648)	(9,133,791)	(5,966,245)	(108,778,470)	(111,360,482)
Interest income	1,874	136	280	932	1,358,697	1,360,571
Other income and expense, net	37,910				661,146	699,056
Gain on extinguishment of debt					1,612,440	1,612,440
Gain on derivative instruments			552,978		1,941,826	1,941,826
Gain on sale of technology					3,000,000	3,000,000
Interest expense	(1,635,254)	(487)	(350,300)	(3,135)	(9,407,259)	(11,042,513)
Net loss	$ (4,177,482)	$ (2,373,999)	$ (8,930,833)	$ (5,968,448)	$ (109,611,620)	$ (113,789,102)
Basic and diluted loss per share	$ (0.58)	$ (0.41)	$ (1.54)	$ (1.06)
Weighted average shares outstanding	7,239,102	5,762,028	5,785,372	5,633,124